UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Palo Alto Investors, LLC

Address:   470 University Avenue
           Palo Alto, CA 94301


Form 13F File Number: 28-10266


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Mark Shamia
Title:  Chief Operating Officer
Phone:  (650) 325-0772

Signature,  Place,  and  Date  of  Signing:

/s/ Mark Shamia                    Palo Alto, CA                      8/9/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              46

Form 13F Information Table Value Total:  $      964,987
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

             COLUMN 1                  COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
----------------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                              VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
          NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
----------------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
AMAG Pharmaceuticals, Inc.          COM            00163u106   63,831  3,395,277                               3,395,277      0    0
Abiomed Inc.                        COM            003654100   16,934  1,045,310                               1,045,310      0    0
Aegerion Pharmaceuticals Inc.       COM            00767E102    2,977    189,040                                 189,040      0    0
Alimera Sciences, Inc.              COM            016259103   19,009  2,332,427                               2,332,427      0    0
Amicus Therapeutics, Inc.           COM            03152W109   38,057  6,406,833                               6,406,833      0    0
ArthroCare Corp.                    COM            043136100   35,478  1,060,008                               1,060,008      0    0
Auxilium Pharmaceuticals, Inc.      COM            05334D107   39,830  2,032,146                               2,032,146      0    0
Biomarin Pharmaceuticals, Inc       COM            09061G101   33,302  1,223,887                               1,223,887      0    0
BroadVision, Inc.                   COM            111412706    8,741    698,745                                 698,745      0    0
Ceragon Networks Ltd.               COM            M22013102   14,296  1,202,366                               1,202,366      0    0
Contango Oil & Gas Company          COM            21075n204    8,474    145,000                                 145,000      0    0
Cubist Pharmaceuticals, Inc.        COM            229678107   38,037  1,056,871                               1,056,871      0    0
Cyberonics, Inc.                    COM            23251P102   85,461  3,057,636                               3,057,636      0    0
Cytokinetics Inc.                   COM            23282W100      908    726,611                                 726,611      0    0
EnerNoc, Inc.                       COM            292764107    8,613    547,200                                 547,200      0    0
Energy Recovery Inc.                COM            29270J100    3,569  1,091,300                               1,091,300      0    0
First Solar Inc.                    COM            336433107    1,984     15,000                                  15,000      0    0
Guaranty Bancorp                    COM            40075t102    1,079    798,900                                 798,900      0    0
Insmed, Inc.                        COM            457669307    3,144    262,199                                 262,199      0    0
Intermune Inc.                      COM            45884X103   18,634    519,785                                 519,785      0    0
Medicis Pharmaceutical Corp.        COM            584690309   47,789  1,252,000                               1,252,000      0    0
Medivation, Inc.                    COM            58501n101   13,980    652,336                                 652,336      0    0
Momenta Pharmaceuticals, Inc.       COM            60877T100   69,737  3,583,602                               3,583,602      0    0
Northern Oil and Gas Inc.           COM            665531109   19,146    864,400                                 864,400      0    0
NuVasive Inc.                       COM            670704105    5,273    160,385                                 160,385      0    0
NxStage Medical, Inc.               COM            67072V103    3,761    180,629                                 180,629      0    0
Onyx Pharmaceuticals, Inc.          COM            683399109   48,137  1,363,645                               1,363,645      0    0
Procera Networks Inc                COM            74269U104    3,755    350,000                                 350,000      0    0
Protalix Biotherapeutics Inc.       COM            74365A101      906    144,793                                 144,793      0    0
QLT Inc.                            COM            746927102    1,482    205,600                                 205,600      0    0
Questcor Pharmaceuticals, Inc.      COM            74835Y101   65,968  2,737,249                               2,737,249      0    0
Rigel Pharmaceuticals Inc.          COM            766559603    7,637    832,847                                 832,847      0    0
STAAR Surgical Company              COM            852312305   17,897  3,376,815                               3,376,815      0    0
Savient Pharmaceuticals, Inc.       COM            80517Q100   44,918  5,997,002                               5,997,002      0    0
Sequenom Inc.                       COM            817337405   17,892  2,369,810                               2,369,810      0    0
Sonde Resources Corp.               COM            835426107    7,196  2,214,920                               2,214,920      0    0
Spectrum Pharmaceuticals Inc.       COM            84763A108      538     58,100                                  58,100      0    0
Theratechnologies Inc. (TH.CN)      COM            88338H100    8,463  1,865,675                               1,865,675      0    0
Toreador Resources Corporation      COM            891050106    1,480    399,000                                 399,000      0    0
Triangle Petroleum Corporation      COM            89600B201    1,720    266,200                                 266,200      0    0
United Therapeutics Corp            COM            91307C102   27,703    502,776                                 502,776      0    0
Vanda Pharmaceutical Inc.           COM            921659108    8,631  1,208,878                               1,208,878      0    0
ViroPharma Incorporated             COM            928241108   86,372  4,668,776                               4,668,776      0    0
pSivida Corporation                 COM            74440J101    3,467    809,955                                 809,955      0    0
Evergreen Solar, Inc. 4% Due        NOTE           30033RAC2    2,987 32,294,000                              32,294,000      0    0
7/15/2013
Savient Pharmaceuticals, Inc.       NOTE           80517QAA8    5,794  6,000,000                               6,000,000      0    0
4.75% Due 2/1/2018


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